Segment Information (Details) $ in Millions	3 Months Ended
	Mar. 31, 2019 USD ($) segment	Mar. 31, 2018 USD ($)
Segment Reporting Information [Line Items]
Number of Operating Segments | segment	3
Revenue from Contract with Customer, Excluding Assessed Tax	$ 176.5	$ 211.2
Cost, Overhead	161.8	157.4
Operating expenses:
Depreciation and amortization	92.7	97.9
Selling, general and administrative	21.1	25.6
Other operating items	0.3	1.3
Business Combination, Integration Related Costs	3.5
Equity in earnings (losses) of unconsolidated subsidiary	7.1	(1.3)
INCOME (LOSS) FROM OPERATIONS	(95.8)	(72.3)
Deepwater Segment [Member]
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	33.6	52.1
Jack-ups [Member]
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	138.0	150.1
Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	312.5	269.5
Cost, Overhead	246.9	190.8
Operating expenses:
Depreciation and amortization	106.1	114.5
Selling, general and administrative	26.3	32.0
Other operating items	0.9	1.4
Business Combination, Integration Related Costs	3.5
Equity in earnings (losses) of unconsolidated subsidiary	0.0	0.0
INCOME (LOSS) FROM OPERATIONS	(71.2)	(69.2)
Operating Segments [Member] | Deepwater Segment [Member]
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	33.6	52.1
Cost, Overhead	52.1	29.0
Operating expenses:
Depreciation and amortization	27.0	26.9
Selling, general and administrative	0.0	0.0
Other operating items	0.0	0.0
Business Combination, Integration Related Costs	0.0
Equity in earnings (losses) of unconsolidated subsidiary	0.0	0.0
INCOME (LOSS) FROM OPERATIONS	(45.5)	(3.8)
Operating Segments [Member] | Jack-ups [Member]
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	138.0	150.1
Cost, Overhead	109.7	128.4
Operating expenses:
Depreciation and amortization	65.1	70.3
Selling, general and administrative	0.0	0.0
Other operating items	0.3	1.3
Business Combination, Integration Related Costs	0.0
Equity in earnings (losses) of unconsolidated subsidiary	0.0	0.0
INCOME (LOSS) FROM OPERATIONS	(37.1)	(49.9)
Operating Segments [Member] | ARO Segment [Member]
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	136.0	58.3
Cost, Overhead	85.1	33.4
Operating expenses:
Depreciation and amortization	13.4	16.6
Selling, general and administrative	5.2	6.4
Other operating items	0.6	0.1
Business Combination, Integration Related Costs	0.0
Equity in earnings (losses) of unconsolidated subsidiary	0.0	0.0
INCOME (LOSS) FROM OPERATIONS	31.7	1.8
Unallocated and other
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	4.9	9.0
Cost, Overhead	0.0	0.0
Operating expenses:
Depreciation and amortization	0.6	0.7
Selling, general and administrative	21.1	25.6
Other operating items	0.0	0.0
Business Combination, Integration Related Costs	3.5
Equity in earnings (losses) of unconsolidated subsidiary	0.0	0.0
INCOME (LOSS) FROM OPERATIONS	(20.3)	(17.3)
Eliminations and adjustments
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	(136.0)	(58.3)
Cost, Overhead	(85.1)	(33.4)
Operating expenses:
Depreciation and amortization	(13.4)	(16.6)
Selling, general and administrative	(5.2)	(6.4)
Other operating items	(0.6)	(0.1)
Business Combination, Integration Related Costs	0.0
Equity in earnings (losses) of unconsolidated subsidiary	7.1	(1.3)
INCOME (LOSS) FROM OPERATIONS	(24.6)	(3.1)
Parent Company [Member] | Saudi Arabia Joint Venture [Member]
Operating expenses:
Equity in earnings (losses) of unconsolidated subsidiary	$ 7.1
Equity Method Investment, Ownership Percentage	50.00%
Saudi Arabia | Jack-ups [Member]
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 42.3	87.9
Saudi Arabia | Unallocated and other
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	4.9	9.0
Norway | Jack-ups [Member]
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	17.4	38.8
Trinidad | Jack-ups [Member]
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	33.0	11.6
United Kingdom | Jack-ups [Member]
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	18.0	10.4
United States | Deepwater Segment [Member]
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	24.1	52.1
United States | Jack-ups [Member]
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	14.0	1.4
MEXICO | Deepwater Segment [Member]
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	9.5	0.0
TURKEY | Jack-ups [Member]
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 13.3	$ 0.0
Saudi Aramco [Member] | Saudi Arabia Joint Venture [Member]
Operating expenses:
Equity Method Investment, Ownership Percentage	50.00%